Revenue from services provided to customers - Schedule of Disaggregation of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Commissions	¥ 68,152	¥ 91,636	¥ 138,583	¥ 174,522
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	48,454	67,725	96,820	125,958
Fund unit distribution fees [Member]
Product Information [Line Items]
Commissions	6,409	11,166	13,924	25,573
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 13,289	¥ 12,745	¥ 27,839	¥ 22,991